SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING [Abstract]
Summary of Information by Segment
	Year ended December 31, 2012
	PAD	EBU	Total

Revenues from external customers	236,516	27,106	263,622
Operating income (loss)	7,802	(15,570)	(7,768)
Financial income (expenses), net	1,199	(274)	925
Income (loss) before taxes on income	9,001	(15,844)	(6,843)
Segment goodwill	14,935	10,284	25,219
Segment identifiable assets	270,420	23,459	293,879

	Year ended December 31, 2011
	PAD	EBU	Total

Revenues from external customers	$208,280	$20,041	$228,321
Operating loss	(31,422)	(17,434)	(48,856)
Financial income (expenses), net	1,226	(211)	1,015
Other income	35	-	35
Loss before taxes on income	(30,161)	(17,645)	(47,806)
Segment goodwill	8,206	10,661	18,867
Segment identifiable assets	$284,198	$19,946	$304,144

	Year ended December 31, 2010
	PAD	EBU	Total

Revenues from external customers	$185,601	$3,927	$189,528
Operating loss	(26,537)	(6,865)	(33,402)
Financial income (expenses), net	813	(96)	717
Other income	240	-	240
Loss before taxes on income	(25,484)	(6,961)	(32,445)
Segment goodwill	8,206	10,373	18,579
Segment identifiable assets	$350,904	$3,793	$354,697

Schedule of Revenue and Long-lived Assets by Geographic Regions

	2012		2011		2010
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$93,247	$3,467	$78,525	$1,924	$66,123	$1,808
Europe and Middle East (excluding Israel)	86,436	399	78,182	345	58,348	145
Asia Pacific	41,423	95	30,489	122	25,888	48
Japan	30,816	17	29,572	22	27,604	24
Israel	3,924	2,170	5,050	1,742	1,318	2,004
Others	7,776	-	6,503	-	10,247	-

	$263,622	$6,148	$228,321	$4,155	$189,528	$4,029